Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		$ 59,188		$ 49,221
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		811		4,079
U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		0		2,846
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		35,865		42,546
Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		22,512		(25)
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		0		(225)
Operating Segment
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		1,281,333	$ 104,500	1,424,811
Operating Segment | Package and Courier
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		177,941		190,853
Operating Segment | Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		87,604		93,152
Operating Segment | U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	[1]	0		141,064
Operating Segment | Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	[1]	546,674		536,267
Operating Segment | Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		340,665		325,837
Operating Segment | Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated		$ 128,449		$ 137,638

[1]	On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment. This resulted in a retrospective recasting of goodwill of $104.5 million transferred from US-based Conventional TL operating segment to the Specialized TL operating segment to the 2021 amounts.